Marketable securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Marketable securities
Marketable securities classified as Fair value through profit or loss	$ 20,199	$ 45,062
Gain/loss on marketable securities portfolio	(178)	(2,155)
Marketable securities
Marketable securities
Marketable securities classified as Fair value through profit or loss	20,199	45,062
Marketable securities, cost	20,907	45,863
Proceeds from disposal of marketable securities	24,685	47,495
Gain/loss on disposal	18	(608)
Marketable securities, reinvested	0	7,365
Gain/loss on marketable securities portfolio	(178)	(2,155)
Unrealized Fair value adjustments	$ (196)	$ (1,547)
Ford Motor Credit Co. LLC
Marketable securities
Interest rate (as a percent)	3.70%	3.70%
Marketable securities classified as Fair value through profit or loss		$ 1,015
Sobeys Inc.
Marketable securities
Interest rate (as a percent)	3.52%	3.52%
Marketable securities classified as Fair value through profit or loss		$ 3,040
Canadian Western Bank
Marketable securities
Interest rate (as a percent)	3.077%	3.077%
Marketable securities classified as Fair value through profit or loss		$ 1,528
Sun Life Financial Inc.
Marketable securities
Interest rate (as a percent)	2.77%	2.77%
Marketable securities classified as Fair value through profit or loss		$ 3,018
Ford Motor Credit Co. LLC
Marketable securities
Interest rate (as a percent)	3.14%	3.14%
Marketable securities classified as Fair value through profit or loss	$ 5,074	$ 5,101
Canadian Western Bank
Marketable securities
Interest rate (as a percent)	3.463%	3.463%
Marketable securities classified as Fair value through profit or loss	$ 1,019	$ 1,025
Laurentian Bank of Canada
Marketable securities
Interest rate (as a percent)	2.50%	2.50%
Marketable securities classified as Fair value through profit or loss		$ 3,003
Enercare Solutions Inc.
Marketable securities
Interest rate (as a percent)	4.60%	4.60%
Marketable securities classified as Fair value through profit or loss	$ 3,907	$ 3,974
Enbridge Inc.
Marketable securities
Interest rate (as a percent)	4.53%	4.53%
Marketable securities classified as Fair value through profit or loss	$ 5,137	$ 5,203
Choice Properties REIT
Marketable securities
Interest rate (as a percent)	3.60%	3.60%
Marketable securities classified as Fair value through profit or loss	$ 5,062	$ 5,091
Westcoast Energy Inc.
Marketable securities
Interest rate (as a percent)	4.57%	4.57%
Marketable securities classified as Fair value through profit or loss		$ 5,293
Citigroup Inc.
Marketable securities
Interest rate (as a percent)	2.05%	2.05%
Marketable securities classified as Fair value through profit or loss		$ 3,914
Royal Bank of Canada
Marketable securities
Interest rate (as a percent)	1.625%	1.625%
Marketable securities classified as Fair value through profit or loss		$ 3,857